                                        UAM Funds

                                        Semi-Annual Report





        Cambiar Opportunity Portfolio
--------------------------------------------------------------------------------
                                        October 31, 1998









                                                                             UAM

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10


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

UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO
-------------------------------------------------------------------------------


Dear Fellow Shareholders,

A strong economic environment over the past several years, coupled with the tremendous performance of the domestic stock market, created a broadly opti-mistic outlook as we entered 1998. Equities became an increasingly popular in-vestment option and mutual fund cash inflows reached record levels early in the year. An overall level of euphoria lifted equity prices to levels we had witnessed on less than a handful of previous occasions. The S&P 500 at its peak was trading above 24 times 1998 earnings expectations, countermanding concerns about Asian economic damage. Asia was not important enough to signif-icantly reduce U.S. economic growth, according to consensus.

Market participants have since discovered that Asian weakness is having a clear impact on many technology, capital goods, and commodity-oriented compa-nies. In addition, the dampening effect of the lack of Asian demand coupled with the domino effect of capital withdrawals from other emerging markets has created the potential for economic weakness on a more global scale including the possibility of a slowdown or recession in the United States. When economic prosperity appears endless, one can rest assured that careless decisions are being made. The recent Long-Term Capital Management (LTCM) hedge fund debacle once again demonstrated how lax credit standards can become. LTCM, which had $2.3 billion in capital at the end of August, had levered this capital into positions valued at about $125 billion. When markets did not behave the way LTCM's models suggested, the company's capital eroded quickly to the point where Fed Chairman Greenspan felt compelled to orchestrate a consorted bailout of this fund.

From a period of unbridled optimism, we entered a period of fear in the third quarter. One could see this change in the markets through the evolution of stock prices. Initially, only the stock prices of companies with disappointing results were tarnished. However, during the second quarter of 1998, smaller and mid-capitalization companies were targeted as market participants gravi-tated to large well-known companies. Before the S&P 500 and Dow Jones Indus-trial averages peaked on July 20th, the Russell 2000 (small-capitalization stocks) and the S&P Mid-Cap 400 had already declined 6.0% and 1.5% from their highs, respectively. Fear levels continued to increase during the summer. The Japanese government was tentative in addressing their banking and economic problems, the dollar soared against the yen, and the Russians devalued the ru-ble, setting off the chain of events that led to LTCM's unraveling. The possi-bility of impeachment hearings against President Clinton and the highly publi-cized details of the President's indiscretions further impacted market confi-dence during a period of global turmoil. In late August we saw signs of capit-ulation. A recovery started in September. Then a double dose of

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UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO
-------------------------------------------------------------------------------

Fed easing, particularly a Fed funds cut coupled with a discount rate reduc-tion on October 15th, ignited a stronger rally.

The management of the Cambiar Opportunity Portfolio commenced on June 30, 1998, in the midst of the recent market correction. We carefully select compa-nies we believe offer long-term appreciation potential along with limited downside risk. Since inception, the Cambiar Opportunity Portfolio declined 1.77% versus a decline of 2.61% for the S&P 500. Performance was enhanced in September and October by the sharp rebound in mid-cap stocks. Cambiar Opportu-nity Portfolio's dollar weighted average market cap is $14.1 billion versus $67.9 billion for the S&P 500. Furthermore, the Portfolio's P/E multiple based on 1999 estimates is 13.8 times versus 23.5 for the S&P 500 with a 21% earn-ings per share growth rate versus 4% for the S&P 500.

We are starting to see some stabilization in Asia as the Japanese government appears more willing to take the steps needed to get its financial institu-tions out of trouble. In addition, another round of Fed easing on November 17 should bolster world financial markets. However, given the environment where economic strength is questionable, we will continue to be particularly dili-gent in our stock selection process.

CAMBIAR INVESTORS, INC.

The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. If the Adviser did not have temporary fee waivers and did not assume expenses on be-half of the Portfolio, total return for the Portfolio would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                       DEFINITION OF COMPARATIVE INDICES
                       ---------------------------------

Dow Jones Industrial Average--a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

S&P 500 Index--an unmanaged index composed of 400 industrial corporation stocks, 40 financial company stocks, 40 utilities company stocks and 20 trans-portation stocks.

S&P Midcap 400 Index--an unmanaged index composed of 400 domestic stocks cho-sen for market size (medium market capitalization of approximately $700 mil-lion), liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value.

Russell 2000 Index--an unmanaged index composed of the 2000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. pub-licly traded companies.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO
                                                  OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 85.9%

                                                                 SHARES VALUE+
                                                                 ------ -------
 AEROSPACE - 2.6%
  Cordant Technologies, Inc.....................................   900  $36,619
                                                                        -------
 AUTOMOTIVE - 1.6%
  *Lear Corp. ..................................................   700   22,488
                                                                        -------
 BANKS - 5.7%
  Bank One Corp. ...............................................   900   43,987
  Pacific Century Financial Corp. .............................. 1,800   36,675
                                                                        -------
                                                                         80,662
                                                                        -------
 BEVERAGES, FOOD & TOBACCO - 3.3%
  Philip Morris Cos., Inc. .....................................   900   46,013
                                                                        -------
 BROADCASTING & PUBLISHING - 2.5%
  *Journal Register Co. ........................................ 2,200   35,338
                                                                        -------
 BUILDING MATERIALS - 2.3%
  Owens-Corning Fiberglass Corp. ...............................   900   32,681
                                                                        -------
 CHEMICALS - 2.6%
  Minerals Technologies, Inc. ..................................   800   36,450
                                                                        -------
 COMMERCIAL SERVICES - 2.8%
  Nielsen Media Research........................................ 2,833   40,193
                                                                        -------
 COMMUNICATIONS - 3.3%
  Comsat Corp. ................................................. 1,200   47,325
                                                                        -------
 COMPUTERS - 3.3%
  *Sun Microsystems, Inc. ......................................   800   46,600
                                                                        -------
 CONSUMER CYCLICAL - 3.8%
  *Budget Group, Inc. .......................................... 1,400   25,112
  Crown Cork & Seal Co., Inc. ..................................   900   28,687
                                                                        -------
                                                                         53,799
                                                                        -------
DIVERSIFIED FINANCE - 3.3%
 Equifax, Inc...................................................... 1,200 46,425
                                                                          ------
ELECTRONICS - 3.1%
 Philips Electronics N.V. .........................................   800 43,900
                                                                          ------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        CAMBIAR OPPORTUNITY PORTFOLIO
                                                 OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED

                                                               SHARES  VALUE+
                                                               ------ ---------
 HEALTH CARE - 10.5%
  *Arterial Vascular Engineering, Inc. ....................... 1,100  $  33,825
  *Genzyme Corp.-General Division............................. 1,500     63,094
  Mallinckrodt, Inc. .........................................   900     25,650
  *St. Jude Medical, Inc. ....................................   900     25,425
                                                                      ---------
                                                                        147,994
                                                                      ---------
 INFORMATION TECHNOLOGY SERVICES - 2.9%
  Electronic Data Systems Corp. .............................. 1,000     40,687
                                                               -----  ---------
 INSURANCE - 2.4%
  Everest Reinsurance Holdings, Inc. ......................... 1,000     34,438
                                                               -----  ---------
 LODGING & RESTAURANTS - 6.6%
  *Brinker International, Inc. ............................... 2,000     48,375
  Darden Restaurants, Inc. ................................... 2,700     44,550
                                                                      ---------
                                                                         92,925
                                                                      ---------
 MANUFACTURING - 5.0%
  Raychem Corp. .............................................. 1,200     36,675
  Trinity Industries, Inc. ...................................   900     33,413
                                                                      ---------
                                                                         70,088
                                                                      ---------
 MINING - 2.2%
  DeBeers Consolidated Mines, Ltd. ADR........................ 2,200     31,625
                                                                      ---------
 MULTI-INDUSTRY - 2.2%
  Cooper Industries, Inc. ....................................   700     30,887
                                                                      ---------
 OFFICE PRODUCTS - 1.9%
  Wallace Computer Services, Inc. ............................ 1,200     26,250
                                                                      ---------
 RETAIL - 5.7%
  Limited, Inc. .............................................. 1,400     35,875
  *Office Depot, Inc. ........................................ 1,800     45,000
                                                                      ---------
                                                                         80,875
                                                                      ---------
 SOFTWARE - 3.4%
  *Novell, Inc. .............................................. 3,200     47,600
                                                                      ---------
 TELECOMMUNICATIONS - 2.9%
  Deutsche Telekom AG ADR..................................... 1,500     40,875
                                                                      ---------
  TOTAL COMMON STOCKS (Cost $1,212,533).......................        1,212,737
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO
                                                  OCTOBER 31, 1998 (UNAUDITED)
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 SHORT-TERM INVESTMENT - (13.0%)

                                                               FACE
                                                              AMOUNT    VALUE+
                                                             -------- ----------
 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/02/98, to be repurchased at $183,075, collateralized
   by $176,106 of various U.S. Treasury Notes,
   5.375%-6.875%, due 05/31/99-02/15/04, valued at
   $183,002 (Cost $183,000)...............................   $183,000 $  183,000
                                                                      ----------
 TOTAL INVESTMENTS - 98.9% (Cost $1,395,533)(a)...........             1,395,737
                                                                      ----------
 OTHER ASSETS AND LIABILITIES (NET) - 1.1%................                15,571
                                                                      ----------
 NET ASSETS - 100%..........................................          $1,411,308
                                                                      ==========



   + See Note A to Financial Statements.
   * Non-Income Producing Security
ADR American Depositary Receipt
(a) The cost for federal income tax purposes was $1,395,533. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $204. This consisted of aggregate gross unrealized appreciation for all securities of $88,686 and aggregate gross unrealized depreciation for all securities of $88,482.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO
                                                   OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES


ASSETS
Investments, at Cost..............................................   $1,395,533
                                                                     ==========
Investments, at Value (excluding Repurchase Agreement)............   $1,212,737
Repurchase Agreement, at Value....................................      183,000
Cash..............................................................          342
Dividends Receivable..............................................          684
Receivable due from Investment Adviser--Note B....................       38,386
Other Assets......................................................           20
                                                                     ----------
 Total Assets.....................................................    1,435,169
                                                                     ----------
LIABILITIES
Payable for Administrative Fees--Note C...........................        5,240
Payable for Trustees' Fees--Note F................................          473
Other Liabilities.................................................       18,148
                                                                     ----------
 Total Liabilities................................................       23,861
                                                                     ----------
NET ASSETS........................................................   $1,411,308
                                                                     ==========
NET ASSETS CONSIST OF:
Paid in Capital...................................................   $1,419,424
Undistributed Net Investment Income...............................          295
Accumulated Net Realized Loss.....................................       (8,615)
Unrealized Appreciation...........................................          204
                                                                     ----------
NET ASSETS........................................................   $1,411,308
                                                                     ==========
Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization, no par
 value)...........................................................      144,099
NET ASSET VALUE, Offering and Redemption Price Per Share..........        $9.79
                                                                          =====

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                      CAMBIAR OPPORTUNITY PORTFOLIO
                                               FOR THE PERIOD JUNE 30, 1998* TO
                                               OCTOBER 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends............................................................. $ 3,404
Interest..............................................................   5,862
                                                                       -------
 TOTAL INCOME.........................................................   9,266
                                                                       -------
EXPENSES
Investment Advisory Fees--Note B......................................   3,745
Administrative Fees--Note C...........................................  11,408
Legal Fees............................................................   6,995
Filing and Registration Fees..........................................   6,060
Printing Fees.........................................................   6,000
Custodian Fees--Note D................................................   4,713
Audit Fees............................................................   4,694
Trustees' Fees--Note F................................................   1,075
Other Expenses........................................................   2,302
Investment Advisory Fees Waived--Note B...............................  (3,745)
Expenses Assumed by the Adviser--Note B............................... (38,380)
                                                                       -------
 Net Expenses.........................................................   4,867
                                                                       -------
NET INVESTMENT INCOME.................................................   4,399
                                                                       -------
NET REALIZED LOSS ON INVESTMENTS......................................  (8,615)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS.....     204
                                                                       -------
NET LOSS ON INVESTMENTS...............................................  (8,411)
                                                                       -------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $(4,012)
                                                                       =======


* Commencement of Operations


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          CAMBIAR OPPORTUNITY PORTFOLIO

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 STATEMENT OF CHANGES IN NET ASSETS

                                                                    JUNE 30,
                                                                    1998* TO
                                                                   OCTOBER 31,
                                                                      1998
                                                                   (UNAUDITED)
                                                                   -----------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income..........................................  $    4,399
  Net Realized Loss..............................................      (8,615)
  Net Change in Unrealized Appreciation/Depreciation.............         204
                                                                   ----------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...........      (4,012)
                                                                   ----------
 DISTRIBUTIONS:
 Net Investment Income...........................................      (4,104)
                                                                   ----------
 CAPITAL SHARE TRANSACTIONS: (1)
  Issued.........................................................   1,467,687
  In Lieu of Cash Distributions..................................       3,035
  Redeemed.......................................................     (51,298)
                                                                   ----------
  NET INCREASE FROM CAPITAL SHARE TRANSACTIONS...................   1,419,424
                                                                   ----------
  TOTAL INCREASE.................................................   1,411,308
 NET ASSETS:
  Beginning of Period............................................         --
                                                                   ----------
  End of Period (including undistributed net investment income of
   $295).........................................................  $1,411,308
                                                                   ==========
 (1) SHARES ISSUED AND REDEEMED:
  Shares Issued..................................................     149,221
  In Lieu of Cash Distributions..................................         347
  Shares Redeemed................................................      (5,469)
                                                                   ----------
                                                                      144,099
                                                                   ==========


  *Commencement of Operations


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO

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 FINANCIAL HIGHLIGHTS

                                               SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                                  JUNE 30,
                                                                  1998* TO
                                                                 OCTOBER 31,
                                                                    1998
                                                                 (UNAUDITED)
                                                                 -----------
NET ASSET VALUE, BEGINNING OF PERIOD............................   $10.00
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income..........................................     0.03
 Net Realized and Unrealized Loss on Investments................    (0.21)
                                                                   ------
 Total from Investment Operations...............................    (0.18)
                                                                   ------
DISTRIBUTIONS
 Net Investment Income..........................................    (0.03)
                                                                   ------
 NET ASSET VALUE, END OF PERIOD.................................   $ 9.79
                                                                   ------
TOTAL RETURN+...................................................    (1.77)%***
                                                                   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)...........................   $1,411
Ratio of Expenses to Average Net Assets.........................     1.30%**
Ratio of Net Investment Income to Average Net Assets............     1.17%**
Portfolio Turnover Rate.........................................       15%
Ratio of Voluntarily Waived Fees and Expenses Assumed by
 Affiliates to Average Net Assets...............................    11.24%**
Ratio of Expenses to Average Net Assets Including Expense
 Offsets........................................................     1.30%**

  *  Commencement of Operations
 **  Annualized
***  Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by Affiliates.


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The Cambiar Op-portunity Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial state-ments of the remaining portfolios are presented separately. The objective of the Cambiar Opportunity Portfolio is to provide capital growth and preserva-tion by investing primarily in common stocks that have limited downside risk with positive upside potential.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Trustees.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one businesday, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to

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UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO

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  the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

    Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss) accumulated net realized gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Cambiar Investors, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of exoffset arrangements, from exceeding 1.30% of average daily net assets.

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UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO

-------------------------------------------------------------------------------


  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:

  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.

  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations after October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

  For the six months ended October 31, 1998, UAM Funds Services, Inc. earned $11,408 from the Portfolio as Administrator of which $10,474 was paid to CGFSC for its services as Sub-Administrator.

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UAM FUNDS                                         CAMBIAR OPPORTUNITY PORTFOLIO

-------------------------------------------------------------------------------

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the six months ended October 31, 1998, the Portfolio incurred $137 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. TRUSTEES' FEES: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. PURCHASES AND SALES: For the period ended October 31, 1998, the Portfolio made purchases of $1,339,241 and sales of $118,076 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. OTHER: At October 31, 1998, 56% of total shares outstanding were held by 2 record shareholders.

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UAM FUNDS                           CAMBIAR OPPORTUNITY PORTFOLIO
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OFFICERS AND TRUSTEES

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


Peter M. Whitman, Jr.                   Michelle Azrialy
Trustee                                 Assistant Secretary
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UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Cambiar Investors, Inc.
8400 East Prentice Avenue
Suite 460
Englewood, CO 80111

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

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                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.
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